Vessels (Table) (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Abstract]
July 1 to December 31, 2022	$ 16,948
2023	24,890
2024	24,890
2025	14,234
2026	4,994
Minimum net lease payments	85,956
Less: present value discount	(12,445)
Total obligations under operating leases and financial liability (current and non-current portion)	$ 73,511